RISK MANAGEMENT - Financial assets classified in Stage 3 (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Financial assets	$ 37,570,270	$ 25,674,195
Non-current assets held for sale	1,408,331	1,361,465
Stage Three
RISK MANAGEMENT
Financial assets	1,318,452	1,031,773
Fair Value of Collateral	3,728,846	2,771,142
Commercial | Stage Three
RISK MANAGEMENT
Financial assets	411,279	425,479
Fair Value of Collateral	1,660,829	1,176,130
Consumer
RISK MANAGEMENT
Financial assets	55,816,000
Mortgage
RISK MANAGEMENT
Financial assets	41,742,000
Mortgage | Stage Three
RISK MANAGEMENT
Financial assets	472,538	289,618
Fair Value of Collateral	762,652	331,738
Small Business Loans
RISK MANAGEMENT
Financial assets	1,352,000
Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	434,635	316,676
Fair Value of Collateral	1,305,365	1,263,274
Mortgage and Commercial Business | Stage Three
RISK MANAGEMENT
Financial assets	273,574	175,163
Cost | Stage Three
RISK MANAGEMENT
Financial assets	2,161,759	1,783,801
Cost | Commercial | Stage Three
RISK MANAGEMENT
Financial assets	783,435	700,120
Cost | Mortgage | Stage Three
RISK MANAGEMENT
Financial assets	616,432	383,878
Cost | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	761,892	699,803
Allowance | Stage Three
RISK MANAGEMENT
Financial assets	(843,307)	(752,028)
Allowance | Commercial | Stage Three
RISK MANAGEMENT
Financial assets	(372,156)	(274,641)
Allowance | Mortgage | Stage Three
RISK MANAGEMENT
Financial assets	(143,894)	(94,260)
Allowance | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	$ (327,257)	$ (383,127)